IPO - Additional information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Aug. 03, 2021	Jul. 29, 2021	Jul. 26, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					9,075
Stock Issued During Period, Value, Stock Options Exercised					$ 1,271	$ 234,162
Alpha Healthcare Acquisition Corp. III [Member]
Shares Issued, Price Per Share				$ 10	$ 10		$ 10
Private Placement Warrants [Member] | Sponsor [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of warrants and rights issued during the period				455,000	455,000
Class Of Warrants and Rights Issued, Price Per Warrant				$ 10	$ 10
Proceeds from Issuance of Private Placement				$ 4,550,000	$ 4,550,000
IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Shares Issued, Price Per Share		$ 10
Proceeds from Issuance Initial Public Offering		$ 154,441,030
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Class of warrants and rights issued during the period	8,882
Proceeds from Issuance of Private Placement	$ 88,820
Common Class A [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares		15,000,000
Common Class A [Member] | IPO [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares		15,000,000
Shares Issued, Price Per Share		$ 10
Proceeds from Issuance Initial Public Offering		$ 150,000,000
Exercise price of warrant		$ 11.5
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Alpha Healthcare Acquisition Corp. III [Member]
Stock shares issued during the period shares			2,250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	444,103
Stock Issued During Period, Value, Stock Options Exercised	$ 4,441,030